FEDERAL INCOME TAX STATUS (Details) - John Deere Savings and Investment Plan	12 Months Ended
Oct. 31, 2025
Federal Income Tax Status
Determination letter date	Oct. 05, 2016
Determination letter obtained	true
Tax qualification status	us-gaap:QualifiedPlanMember